Cover	Aug. 12, 2022
Cover [Abstract]
Entity Registrant Name	GROVE, INC.
Entity Central Index Key	0001775194
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 12, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-3378978
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	17129 US Hwy 19 N
Entity Address City Or Town	Clearwater
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33760
City Area Code	701
Local Phone Number	353-5425
Entity File Number	333-25526
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	GRVI
Security Exchange Name	NASDAQ